Subsidy Income (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Outstanding Loan [Member]
Short-term Debt [Abstract]
Subsidy Received From Local Government	$ 25,380,792	$ 8,852,458	$ 21,329,608
Granted Interest Subsidy [Member]
Short-term Debt [Abstract]
Subsidy Received From Local Government	$ 638,875	$ 58,154	$ 292,636